S000068275 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	0.13%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	18.49%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.98%	4.87%	7.16%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.76%	5.17%	7.33%
Performance Inception Date			Apr. 15, 2020
Class II
Prospectus [Line Items]
Average Annual Return, Percent	11.51%	4.91%	7.08%
Performance Inception Date			Apr. 15, 2020